Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill

The movement of the goodwill for the years ended December 31, 2024, 2023 and 2022 is as follows:

Balance as of January 1, 2023 and December 31, 2022	-
Acquisition of Industrial Insights Consulting LTD	2,973,850
Balance as of December 31, 2023	$2,973,850
Impairment of goodwill in relation to Insights Consulting LTD	(2,973,850)
Balance as of December 31, 2024	$-